Discontinued operations - Revenue and Expenses of the Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating expenses:
Net income from discontinued operations	$ 0	$ 2,844
Discontinued Operations, Disposed of by Sale | Light-Duty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		63,631
Cost of revenue		49,941
Gross profit		13,690
Operating expenses:
Research and development		2,759
General and administrative		3,724
Sales and marketing		2,315
Foreign exchange loss		747
Depreciation and amortization		633
Operating expenses		10,178
Income from discontinued operations		3,512
Income from investment accounted for by the equity method		85
Interest on long-term debt		(484)
Interest and other income, net of bank charges		220
Income from discontinued operations before income tax		3,333
Income tax expense		489
Net income from discontinued operations		$ 2,844